1
Portfolio of Investments November 30, 2025
Enhanced CLO Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.1%
ASSET-BACKED SECURITIES - 95.1% –
$ 6,000,000 (a),(b) AIMCO CLO Series 2018-A, Series 2018 AA, (TSFR3M +
2.850%)
6.732% 10/17/37 $ 6,030,288
1,000,000 (a),(b) AIMCO CLO Series 2018-A, Series 2018 AA, (TSFR3M +
5.250%)
9.132 10/17/37 1,006,291
3,000,000 (a),(b) Allegany Park CLO Ltd, Series 2019 1A, (TSFR3M + 6.400%) 10.284 01/20/35 2,906,556
2,500,000 (a),(b) Allegro CLO XIII Ltd, Series 2021 1A, (TSFR3M + 6.300%) 10.184 07/20/38 2,496,207
2,500,000 (a),(b) Allegro CLO XV Ltd, Series 2022 1A, (TSFR3M + 5.500%) 9.811 04/20/38 2,419,547
1,714,459 (a),(b),(c) Anchorage Capital CLO 19 Ltd, Series 2021 19A 19.820 10/15/38 1,137,430
500,000 (a),(b) Apidos CLO XLVI Ltd, Series 2023 46A, (TSFR3M + 4.850%) 8.762 10/24/38 501,653
2,000,000 (a),(b),(d) ARES CLO Ltd, Series 2025 78A, (TSFR3M + 5.100%) 8.380 01/15/39 2,005,000
2,000,000 (a),(b),(c) ARES LX CLO LTD, Series 2021 60A 18.130 07/18/34 866,754
750,000 (a),(b) Ares LXIII CLO Ltd, Series 2022 63A, (TSFR3M + 6.000%) 10.283 10/15/38 733,747
2,000,000 (a),(b),(c),(e) ARES XLV CLO Ltd, Series 2017 45A 0.000 10/15/30 45,100
3,000,000 (a),(b) Ares XXXIV CLO Ltd, Series 2015 2A, (TSFR3M + 5.500%) 9.382 07/17/38 3,013,725
750,000 (a),(b) Barings CLO Ltd 2019-III, Series 2019 3A, (TSFR3M + 5.850%) 10.175 01/20/36 741,320
1,000,000 (a),(b) Barings CLO Ltd 2023-II, Series 2023 2A, (TSFR3M + 5.100%) 9.063 10/20/38 1,003,405
3,000,000 (a),(b),(c) Basswood Park CLO Ltd, Series 2021 1A 19.390 04/20/34 1,439,655
3,000,000 (a),(b) Basswood Park CLO Ltd, Series 2021 1A, (I/O) 28.980 04/20/34 19,794
3,000,000 (a),(b) Basswood Park CLO Ltd, Series 2021 1A, (I/O) 29.270 04/20/34 45,987
1,000,000 (a),(b) Battalion CLO XI Ltd, Series 2017 11A, (TSFR3M + 7.112%) 8.034 04/24/34 902,971
2,500,000 (a),(b) Benefit Street Partners CLO IX Ltd, Series 2016 9A, (TSFR3M +
5.900%)
9.784 10/20/37 2,489,147
1,500,000 (a),(b) Benefit Street Partners CLO X Ltd, Series 2016 10A, (TSFR3M +
5.000%)
8.884 07/20/38 1,506,202
2,000,000 (a),(b) Benefit Street Partners CLO XXXVIII Ltd, Series 2024 38A,
(TSFR3M + 4.000%)
7.858 01/25/38 2,013,320
1,000,000 (a),(b) Boyce Park CLO Ltd, Series 2022 1A, (TSFR3M + 6.250%) 10.120 04/21/35 983,224
32,150,000 (a),(b),(c) Buttermilk Park CLO Ltd, Series 2018 1A 33.850 10/15/31 4,349,670
1,778,000 (a),(b),(c),(e) CARLYLE US CLO 2018-2 Ltd, Series 2018 2A 0.000 10/15/31 73,092
1,500,000 (a),(b) Carlyle US CLO 2022-3 Ltd, Series 2022 3A, (TSFR3M +
6.690%)
10.574 04/20/37 1,495,930
962,000 (a),(b) Carlyle US CLO 2022-4 Ltd, Series 2022 4A, (TSFR3M +
6.750%)
11.376 07/25/36 968,019
1,000,000 (a),(b) Carlyle US CLO 2023-3 Ltd, Series 2023 3A, (TSFR3M +
5.400%)
9.305 10/15/40 1,007,121
750,000 (a),(b) Cayuga Park CLO Ltd, Series 2020 1A, (TSFR3M + 5.500%) 9.420 10/17/38 753,228
1,500,000 (a),(b),(c) CIFC Funding 2017-III Ltd, Series 2017 3A 21.200 04/20/37 368,506
6,825,000 (a),(b),(c) CIFC Funding 2018-II Ltd, Series 2018 2A 20.040 10/20/37 2,649,703
4,250,000 (a),(b) CIFC Funding 2019-I Ltd, Series 2019 1A, (TSFR3M + 5.750%) 9.634 10/20/37 4,292,606
2,775,000 (a),(b) CIFC Funding 2020-I Ltd, Series 2020 1A, (TSFR3M + 6.512%) 10.416 07/15/36 2,793,329
1,540,000 (a),(b) CIFC Funding 2020-II Ltd, Series 2020 2A, (TSFR3M + 6.762%) 10.646 10/20/34 1,546,685
555,000 (a),(b) CIFC Funding 2020-II Ltd, Series 2020 2A, (TSFR3M + 2.312%) 6.196 10/20/34 556,930
2,500,000 (a),(b) CIFC Funding 2021-I Ltd, Series 2021 1A, (TSFR3M + 6.000%) 9.858 07/25/37 2,523,820
1,216,700 (a),(b),(c),(d) CIFC Funding 2021-II, Series 2021 2A 15.510 04/15/34 559,216
2,250,000 (a),(b) CIFC Funding 2021-IV Ltd, Series 2021 4A, (TSFR3M + 6.200%) 10.060 07/23/37 2,284,450
1,675,000 (a),(b) CIFC Funding 2021-VI Ltd, Series 2021 6A, (TSFR3M + 6.512%) 10.416 10/15/34 1,679,595
925,000 (a),(b) CIFC Funding 2022-II Ltd, Series 2022 2A, (TSFR3M + 4.750%) 8.634 04/19/35 919,375
2,000,000 (a),(b) CIFC Funding 2024-V Ltd, Series 2024 5A, (TSFR3M + 2.850%) 6.707 01/22/38 2,007,794
1,000,000 (a),(b),(d) CIFC Funding Ltd, Series 2025 7A, (TSFR3M + 4.750%) 8.070 01/22/39 1,002,500
1,500,000 (a),(b) Elmwood CLO 14 Ltd, Series 2022 1A, (TSFR3M + 5.500%) 9.384 10/20/38 1,507,075
670,000 (a),(b) Elmwood CLO 20 Ltd, Series 2022 7A, (TSFR3M + 6.000%) 9.882 01/17/37 669,711
2,000,000 (a),(b) Elmwood CLO 26 Ltd, Series 2024 1A, (TSFR3M + 6.450%) 10.334 04/18/37 2,026,634
2,000,000 (a),(b),(c) Elmwood CLO I Ltd, Series 2019 1A 15.900 04/20/37 981,270
750,000 (a),(b) Elmwood CLO VI Ltd, Series 2020 3A, (TSFR3M + 5.900%) 9.784 07/18/37 736,471
5,000,000 (a),(b) Elmwood CLO VII Ltd, Series 2020 4A, (TSFR3M + 5.900%) 9.782 10/17/37 4,881,070
3,000,000 (a),(b) Elmwood CLO VIII Ltd, Series 2021 1A, (TSFR3M + 6.250%) 10.134 04/20/37 2,956,299
1,000,000 (a),(b) Galaxy XXV CLO Ltd, Series 2018 25A, (TSFR3M + 5.750%) 9.608 04/25/36 989,735
1,000,000 (a),(b) Goldentree Loan Management US Clo 11 Ltd, Series 2021 11A,
(TSFR3M + 7.762%)
8.563 10/20/34 955,054

Portfolio of Investments November 30, 2025
(continued)
Enhanced CLO Income
2
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 1,500,000 (a),(b) Goldentree Loan Management US CLO 12 Ltd, Series 2022
12A, (TSFR3M + 5.700%)
9.584% 07/20/37 $ 1,479,187
2,500,000 (a),(b) Goldentree Loan Management US CLO 6 Ltd, Series 2019 6A,
(TSFR3M + 4.500%)
8.384 04/20/35 2,446,157
18,900,000 (a),(b),(c) Hamlin Park CLO Ltd, Series 2024 1A 16.480 10/20/37 14,311,232
37,700,000 (a),(b) Hamlin Park CLO Ltd, Series 2024 1A 15.630 10/20/37 270,912
2,000,000 (a),(b) Invesco US CLO 2023-1 Ltd, Series 2023 1A, (TSFR3M +
6.900%)
10.757 04/22/37 1,982,100
1,500,000 (a),(b) KKR CLO 22 Ltd, Series 2018 22A, (TSFR3M + 6.262%) 10.146 07/20/31 1,484,363
5,000,000 (a),(b),(c) KKR CLO 32 Ltd, Series 2020 32A 23.780 04/15/37 2,239,590
1,000,000 (a),(b) KKR CLO 32 Ltd, Series 2024 32A, (TSFR3M + 5.300%) 9.205 04/15/37 1,008,079
4,000,000 (a),(b) KKR CLO 40 Ltd, Series E 40A, (TSFR3M + 7.250%) 11.134 10/20/34 3,854,148
750,000 (a),(b) Madison Park Funding XXVIII Ltd, Series 2018 28A, (TSFR3M +
6.350%)
10.255 01/15/38 738,912
750,000 (a),(b) Magnetite XIX Ltd, Series 2017 19A, (TSFR3M + 5.100%) 8.982 04/17/34 752,600
1,500,000 (a),(b) Magnetite Xli Ltd, Series 2024 41A, (TSFR3M + 1.780%) 5.638 01/25/38 1,504,548
1,250,000 (a),(b) Magnetite XXIII Ltd, Series 2019 23A, (TSFR3M + 2.312%) 6.170 01/25/35 1,252,813
1,000,000 (a),(b) Magnetite XXVII Ltd, Series 2020 27A, (TSFR3M + 4.750%) 8.684 10/20/38 1,006,410
500,000 (a),(b) Magnetite XXXI Ltd, Series 2021 31A, (TSFR3M + 3.262%) 7.166 07/15/34 501,764
3,000,000 (a),(b) Magnetite XXXV Ltd, Series 2022 35A, (TSFR3M + 7.250%) 11.108 10/25/36 3,000,150
750,000 (a),(b) MidOcean Credit CLO XVI, Series 2024 16A, (TSFR3M +
2.000%)
6.269 10/20/37 751,865
1,250,000 (a),(b),(d) Midocean Credit Clo XX, Series 2025 20A, (TSFR3M + 5.000%) 8.230 01/20/39 1,255,383
7,750,000 (a),(b) Neuberger Berman CLO XXI Ltd, Series 2016 21A, (TSFR3M +
5.250%)
9.134 01/20/39 7,792,858
4,135,000 (a),(b),(c) Neuberger Berman CLO XXI Ltd, Series 2016 21A 18.600 01/20/39 2,672,488
3,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 24 Ltd, Series 2017
24A, (TSFR3M + 7.000%)
10.884 10/19/38 3,062,139
2,500,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd, Series 2019
34A, (TSFR3M + 5.000%)
8.884 07/20/39 2,514,745
1,775,000 (a),(b) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 5.150%)
9.250 10/16/37 1,784,692
1,500,000 (a),(b) Neuberger Berman Loan Advisers CLO 41 Ltd, Series 2021
41A, (TSFR3M + 5.750%)
9.655 04/15/34 1,499,991
1,000,000 (a),(b) Neuberger Berman Loan Advisers Clo 42 Ltd, Series 2021 42A,
(TSFR3M + 1.850%)
5.744 07/16/36 1,001,438
750,000 (a),(b) Neuberger Berman Loan Advisers Clo 42 Ltd, Series 2021 42A,
(TSFR3M + 2.500%)
6.394 07/16/36 749,255
1,250,000 (a),(b) Neuberger Berman Loan Advisers Clo 51 Ltd, Series 2022 51A,
(TSFR3M + 5.700%)
9.560 10/23/36 1,248,251
2,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 55 Ltd, Series 2024
55A, (TSFR3M + 6.500%)
10.357 04/22/38 2,025,436
2,300,000 (a),(b) Neuberger Berman Loan Advisers Clo 61 Ltd, Series 2025 61A,
(TSFR3M + 1.800%)
5.891 07/17/39 2,306,882
1,500,000 (a),(b) Neuberger Berman Loan Advisers LaSalle Street Lending CLO
II Ltd, Series 2024 2A, (TSFR3M + 7.500%)
11.384 04/20/38 1,524,989
1,750,000 (a),(b) Neuberger Berman Loan Advisers NBLA CLO 52 Ltd, Series
2022 52A, (TSFR3M + 6.000%)
9.865 10/24/38 1,758,913
500,000 (a),(b) OCP CLO 2017-14 Ltd, Series 2017 14A, (TSFR3M + 6.550%) 10.434 07/20/37 502,883
2,000,000 (a),(b) Octagon 52 Ltd, Series 2021 1A, (TSFR3M + 7.330%) 11.190 07/23/37 1,976,292
2,500,000 (a),(b) Octagon 58 Ltd, Series 2022 1A, (TSFR3M + 6.250%) 0.000 04/15/38 2,527,085
1,000,000 (a),(b) Octagon Investment Partners 43 Ltd, Series 2019 1A, (TSFR3M
+ 6.862%)
10.720 10/25/32 1,000,050
750,000 (a),(b) OHA Credit Funding 2 LTD, Series 2019 2A, (TSFR3M +
3.700%)
7.570 01/21/38 751,368
1,000,000 (a),(b) OHA Credit Funding 4 Ltd, Series 2019 4A, (TSFR3M + 2.700%) 6.557 01/22/38 1,006,091
750,000 (a),(b) OHA Credit Funding 8 Ltd, Series 2021 8A, (TSFR3M + 1.750%) 5.634 01/20/38 750,900
1,000,000 (a),(b) OHA Credit Funding 8 Ltd, Series 2021 8A, (TSFR3M + 2.650%) 6.534 01/20/38 1,002,513
2,750,000 (a),(b),(c) Palmer Square CLO 2015-1 Ltd, Series 2015 1A 55.650 05/21/34 378,073
1,000,000 (a),(b) Palmer Square CLO 2021-4 Ltd, Series 2021 4A, (TSFR3M +
8.000%)
11.905 07/15/38 943,651
4,323,000 (a),(b),(c) Palmer Square CLO 2021-4 Ltd, Series 2021 4A 22.660 07/15/38 2,205,776

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 1,500,000 (a),(b) Palmer Square CLO 2021-4 Ltd, Series 2021 4A, (TSFR3M +
5.750%)
9.655% 07/15/38 $ 1,507,430
1,500,000 (a),(b) Palmer Square CLO 2022-4 Ltd, Series 2022 4A, (TSFR3M +
5.500%)
10.061 10/20/37 1,511,103
2,000,000 (a),(b) Palmer Square CLO 2023-1 Ltd, Series 2023 1A, (TSFR3M +
3.750%)
7.634 01/20/38 2,019,756
500,000 (a),(b) Point Au Roche Park CLO Ltd, Series 2021 1A, (TSFR3M +
6.362%)
10.246 07/20/34 497,858
2,500,000 (a),(b) RAD CLO 24 Ltd, Series 2024 24A, (TSFR3M + 6.500%) 10.384 07/20/37 2,529,543
1,500,000 (a),(b) Rad CLO 6 Ltd, Series 2019 6A, (TSFR3M + 6.750%) 10.634 10/20/37 1,484,865
1,000,000 (a),(b) Rad CLO 9 Ltd, Series 2020 9A, (TSFR3M + 5.750%) 9.655 01/15/38 961,824
1,350,000 (a),(b) REESE PARK CLO LTD, Series 2020 1A, (TSFR3M + 6.000%) 9.905 01/15/38 1,334,001
1,250,000 (a) Regatta XXIV Funding Ltd, Series 2021 5X, (TSFR3M + 5.150%),
Reg S
9.034 01/20/38 1,245,240
1,250,000 (a),(b) Rockford Tower CLO 2017-3 Ltd, Series 2017 3A, (TSFR3M +
6.012%)
6.813 10/20/30 1,224,720
1,000,000 (a),(b) Sixth Street CLO VIII Ltd, Series 2017 8A, (TSFR3M + 6.750%) 10.634 10/20/34 1,007,444
1,000,000 (a),(b) Sixth Street CLO XX Ltd, Series 2021 20A, (TSFR3M + 2.950%) 6.832 07/17/38 1,005,506
3,000,000 (a),(b) TCW CLO 2020-1 Ltd, Series 2020 1A, (TSFR3M + 3.400%) 7.284 04/20/34 3,008,487
3,000,000 (a),(b) TCW CLO 2024-1 Ltd, Series 2024 1A, (TSFR3M + 7.090%) 10.984 01/16/37 2,975,775
2,000,000 (a),(b) TCW CLO 2025-1 LTD, Series 2025 1A, (TSFR3M + 5.900%) 9.784 04/20/38 1,957,360
1,500,000 (a),(b) Thayer Park CLO Ltd, Series 2017 1A, (TSFR3M + 9.132%) 1.000 04/20/34 1,356,613
1,000,000 (a),(b) TICP CLO XI Ltd, Series 2018 11A, (TSFR3M + 6.700%) 10.558 04/25/37 1,002,500
1,000,000 (a),(b) Trinitas CLO XVIII Ltd, Series 2021 18A, (TSFR3M + 7.312%) 11.196 01/20/35 983,601
3,000,000 (a),(b),(c) Unity-Peace Park CLO Ltd, Series 2022 1A 20.280 04/20/35 1,337,373
1,500,000 (a),(b) Upland CLO Ltd, Series 2016 1A, (TSFR3M + 3.162%) 7.046 04/20/31 1,503,911
1,750,000 (a),(b) Wehle Park CLO Ltd, Series 2022 1A, (TSFR3M + 5.400%) 9.349 10/21/38 1,708,460
TOTAL ASSET-BACKED SECURITIES
(Cost $214,307,163) 196,832,553
TOTAL LONG-TERM INVESTMENTS
(Cost $214,307,163) 196,832,553
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  7.3%
14993607 REPURCHASE AGREEMENTS - 7.3% 14993607
14,575,000 (f) Fixed Income Clearing Corporation 4.040 12/01/25 14,575,000
418,607 (g) Fixed Income Clearing Corporation 1.160 12/01/25 418,607
TOTAL REPURCHASE AGREEMENTS
(Cost $14,993,607) 14,993,607
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,993,607) 14,993,607
TOTAL INVESTMENTS - 102.4%
(Cost $229,300,770) 211,826,160
OTHER ASSETS & LIABILITIES, NET -  (2.4)% (4,940,197)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 206,885,963
I/O Interest only security
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Portfolio of Investments November 30, 2025
(continued)
Enhanced CLO Income
4
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $195,587,313 or 92.3% of Total Investments.
(c) CLO subordinate notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The rate shown is the estimated yield based upon a current projection of the amount and timing of these recurring distributions, and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(d) When-issued or delayed delivery security.
(e) Security is in the process of liquidation.
(f) Agreement with Fixed Income Clearing Corporation, 4.040% dated 11/28/25 to be repurchased at $14,579,907 on 12/1/25, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 8/15/55, valued at $14,866,624.
(g) Agreement with Fixed Income Clearing Corporation, 1.160% dated 11/28/25 to be repurchased at $418,647 on 12/1/25, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 7/15/33, valued at $427,046.
Enhanced CLO Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 196,832,553 $ – $ 196,832,553
Short-Term Investments:
Repurchase Agreements – 14,993,607 – 14,993,607
Total $ – $ 211,826,160 $ – $ 211,826,160